Other current assets - Summary of Other Current Assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous Current Assets [Abstract]
Prepayments	£ 4,309	£ 3,940
VAT receivable	1,211	676
Total other current assets	£ 5,520	£ 4,616